Note 17 - Earnings Per Share	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]

17. Earnings per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during the years ended December 31, 2020, 2021 and 2022, amounted to $31,082, $31,068 and $31,068, respectively.

	For the year ended December 31,
	2020	2021	2022
	Basic LPS	Basic EPS	Basic EPS
Net income	$8,877	$435,121	$554,692
Less: Net loss attributable to the non-controlling interest	-	-	263
Net income attributable to Costamare Inc.	8,877	435,121	554,955
Less: paid and accrued earnings allocated to Preferred Stock	(31,082)	(31,068)	(31,068)
Add: gain from retirement of Preferred Stock	619	-	-
Net income / (loss) available to common stockholders	(21,586)	404,053	523,887
Weighted average number of common shares, basic and diluted	120,696,130	123,070,730	122,964,358
Earnings / (losses) per common share, basic and diluted	$(0.18)	$3.28	$4.26